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                                  JUNDT FUNDS, INC.
                          1550 UTICA AVENUE SOUTH, SUITE 950
                             MINNEAPOLIS, MINNESOTA 55416


                                    April 29, 1997

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

         Re:  Form of Statement of Additional Information of
              Jundt Funds, Inc. (File Nos. 33-99080 and 811-09128)
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Ladies and Gentlemen:

    On April 22, 1997, Jundt Funds, Inc. (the "Company") filed Post-Effective Amendment No. 3 to the Company's Registration Statement on Form N-1A ("Post-Effective Amendment No. 3") pursuant to Rule 485(b) under the Securities Act of 1933 to become effective automatically on April 22, 1997. Part A of Post-Effective Amendment No. 3 consisted of the Prospectuses (the "Prospectuses") dated April 22, 1997 of each of Jundt U.S. Emerging Growth Fund and Jundt Opportunity Fund (collectively, the "Funds"). Part B of Post-Effective Amendment No. 3 consisted of the Statements of Additional Information dated April 22, 1997 (the "Statements of Additional Information") of each of the Funds.

    In accordance with paragraph (j) of Rule 497 under the Securities Act of 1933, the Company hereby certifies that:

              (a) the form of the final Prospectuses and the Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and the Statements of Additional Information contained in Post-Effective Amendment No. 3; and

              (b) the text of Post-Effective Amendment No. 3 was filed electronically under the Electronic Data Gathering, Analysis and Retrieval system.

                             Very truly yours,

                             JUNDT FUNDS, INC.


                             By    /s/ James R. Jundt
                                ------------------------------------------
                                   James R. Jundt, Chief Executive Officer